Issued Capital - Schedule of Movements in Ordinary Share Capital (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movements in Ordinary Share Capital [Abstract]
Opening balance, shares	8,118,075
Opening balance, amount	$ 26,608,227
Initial public offering, shares	1,300,000
Initial public offering, issue price	$ 6.08
Initial public offering, amount	$ 7,913,463
Shares issued in Lieu of Marketing fees, shares	45,000
Shares issued in Lieu of Marketing fees, issue price	$ 2.55
Shares issued in Lieu of Marketing fees, amount	$ 114,750
Shares issued in Lieu of Investor fees, shares	68,027
Shares issued in Lieu of Investor fees, issue price	$ 4.52
Shares issued in Lieu of Investor fees, amount	$ 307,482
Share issued in lieu of advisory fee, shares	100,000
Share issued in lieu of advisory fee, issue price	$ 3.61
Share issued in lieu of advisory fee, amount	$ 361,000
Lincoln Park Share Purchase Agreement Commitment Shares, shares	175,000
Lincoln Park Share Purchase Agreement Commitment Shares, issue price	$ 1.35
Lincoln Park Share Purchase Agreement Commitment Shares, amount	$ 237,717
Share conversion of convertible notes, shares	201,923
Share conversion of convertible notes, issue price	$ 2.14
Share conversion of convertible notes, amount	$ 432,115
Shares issued to ARC Group for IPO related fees, shares	20,000
Shares issued to ARC Group for IPO related fees, issue price	$ 7.6
Shares issued to ARC Group for IPO related fees, amount	$ 152,048
Capital raising cost, shares
Capital raising cost, issue price	$ 0
Capital raising cost, amount	$ (2,180,933)
Total, shares	10,028,025
Total, amount	$ 33,945,869	$ 26,608,227
Closing balance, shares	10,028,025	8,118,075
Closing balance, amount	$ 33,945,869	$ 26,608,227